BUSINESS COMBINATIONS (Details) $ / shares in Units, $ in Thousands							1 Months Ended		3 Months Ended		4 Months Ended	12 Months Ended
	Dec. 18, 2020 USD ($) $ / shares	Aug. 15, 2019 USD ($)	Jun. 05, 2019 USD ($)	Apr. 30, 2019 USD ($)	Apr. 04, 2019 USD ($)	Mar. 18, 2019 USD ($)	Dec. 18, 2020 USD ($) $ / shares	Jan. 31, 2019 USD ($)	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($)	Apr. 30, 2019 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($)	Nov. 09, 2020 USD ($)	Jul. 31, 2020 USD ($)	Oct. 31, 2019
BUSINESS COMBINATIONS (Details) [Line Items]
Total consideration transferred				$ 13,429
Business acquisition, stock, conversion ratio												0.3288
Debt instrument, face amount									$ 608	$ 741				$ 3,000	$ 4,162
Interest expense, net									978	836		$ 4,455	$ 2,684
Amortization of intangible assets									390	$ 217		1,231	581
Non-controlling interest
Clever Leaves [Member]
BUSINESS COMBINATIONS (Details) [Line Items]
Total consideration transferred	$ 3,100						$ 3,100
Herbal Brands, Inc.
BUSINESS COMBINATIONS (Details) [Line Items]
Total consideration transferred				13,429
Goodwill, expected tax deductible amount				0							$ 0
Herbal Brands, Inc. | Herbal Brands Loan, non-revolving
BUSINESS COMBINATIONS (Details) [Line Items]
Debt instrument, face amount				$ 8,500							$ 8,500
Debt instrument, term				4 years
Interest rate				8.00%							8.00%
Herbal Brands, Inc. | GoodWill
BUSINESS COMBINATIONS (Details) [Line Items]
Acquired workforce				$ 550							$ 550
Eagle Canada Holdings, Inc. (“Eagle Canada”)
BUSINESS COMBINATIONS (Details) [Line Items]
Percentage ownership		70.00%
NS US Holdings, Inc. [Member]
BUSINESS COMBINATIONS (Details) [Line Items]
Percentage of contributed stock, issued and outstanding	100.00%						100.00%
Pro Forma | Herbal Brands, Inc.
BUSINESS COMBINATIONS (Details) [Line Items]
Cost of sales													2,200
Acquisition related costs													$ 900
Interest expense, net											300
Amortization of intangible assets											$ 300
Schultze Special Purpose Acquisition Corp. [Member] | Clever Leaves [Member]
BUSINESS COMBINATIONS (Details) [Line Items]
Percentage of contributed stock, issued and outstanding	100.00%						100.00%
Schultze Special Purpose Acquisition Corp. [Member] | Clever Leaves [Member] | Private Investment in Public Equity [Member]
BUSINESS COMBINATIONS (Details) [Line Items]
Purchase of shares	$ 8,881						$ 8,881		$ 8,881
Purchase of shares (in Dollars per share) | $ / shares	$ 9.50						$ 9.50		$ 9.50
Satisfaction, accrued and outstanding interest									$ 2,881
Shares issued (in Shares) | shares									934,819			934,819
Business acquisition, stock, conversion ratio												1
Schultze Special Purpose Acquisition Corp. [Member] | Clever Leaves [Member] | Private Investment in Public Equity [Member] | Convertible Notes, 2022
BUSINESS COMBINATIONS (Details) [Line Items]
Satisfaction, accrued and outstanding interest												$ 2,881
NS US Holdings, Inc. [Member] | Clever Leaves [Member]
BUSINESS COMBINATIONS (Details) [Line Items]
Percentage of contributed stock, issued and outstanding	100.00%						100.00%
Northern Swan International, Inc. (“NSI”) | Eagle Canada Holdings, Inc. (“Eagle Canada”)
BUSINESS COMBINATIONS (Details) [Line Items]
Payments to acquire businesses and interest in affiliates		$ 5,000	$ 6,400		$ 2,000	$ 5,000		$ 3,000
Adjustment to non-controlling interest		1,752
Adjustment to non-controlling interest, consideration paid		$ 19,648										$ 10,928
Triggering event, percentage of offered shares to purchase																10.00%
Conversion of common stock (in Shares) | shares												1,562,339
Conversion of common stock, secondary sale (in Shares) | shares												287,564
Non-controlling interest												$ 4,695